401(k) Plan	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Postemployment Benefits [Abstract]
401(k) Plan
12.	401(k) PLAN

The Company has a defined contribution plan covering substantially all of its employees, subject to certain eligibility requirements. Under the plan, participating employees may defer up to 15% of their pre-tax compensation, as defined. The Company contributes 50% of the amount contributed by a participating employee, up to a maximum of 6% of the participant’s pre-tax compensation. Company matching contributions for the nine months ended September 30, 2014 and 2013 were $145 and $133, respectively.

14.	401(k) PLAN

The Company has a defined contribution plan covering substantially all of its employees, subject to certain eligibility requirements. Under the plan, participating employees may defer up to 15% of their pre-tax compensation, as defined. The Company contributes 50% of the amount contributed by a participating employee, up to a maximum of 6% of the participant’s pre-tax compensation. Company matching contributions for 2013 and 2012 were $179 and $220, respectively.